Convertible Debt Net (Details Narrative) - USD ($)				6 Months Ended	12 Months Ended
	Sep. 25, 2014	May 08, 2014	Nov. 26, 2013	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Share price				$ 3.00		$ 0.60
Minimum [Member]
Share price						0.25
Maximum [Member]
Share price						$ 1.00
Warrant [Member]
Conversion price (in dollars per share)				$ 0.375
One Investors [Member]
Description of principal investment

Investors with a principal investment amount equal to or greater than $250,000 received Warrants with a bonus 40% coverage (“Bonus Coverage”); however, if an Investor previously invested $250,000 or more in the Notes Offering, such Investor received Bonus Coverage if such Investor subsequently invested $100,000 or more in the Notes Offering. In addition to the terms customarily included in such instruments, the Warrants may be exercised by the Investors by providing to the Company a notice of exercise, payment and surrender of the Warrant.

Notes [Member]
Conversion price (in dollars per share)				$ 0.25
Notes [Member] | Accredited Investors [Member]
Proceeds from convertible notes	$ 800,500
Term of notes payable	1 year
Description of debt default event

Upon a default of the Notes, the interest rate will increase by 2% for each 30-day period until cured. The principal balance of each Note and all unpaid interest became payable twenty-four (24) months after the date of issuance. The principal and outstanding interest under the Notes are convertible into shares of the Company’s common stock at $0.25 per share and are secured by a first priority lien (subject only to an existing note with Signature Bank of Georgia on the Company’s intellectual property and all substitutes, replacements and proceeds of such intellectual property) pursuant to the terms of a Security Purchase Agreement, dated as of November 26, 2013, May 8, 2014 and September 25, 2014, as applicable, by and between the Company and each Investor.

Notes [Member] | Accredited Investors [Member] | Minimum [Member]
Interest rate	12.00%
Notes [Member] | Accredited Investors [Member] | Maximum [Member]
Interest rate	15.00%
12% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member]
Principal amount			$ 4,240,100
Proceeds from convertible notes			$ 1,752,803
Term of notes payable			1 year
12% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member] | Minimum [Member]
Interest rate			12.00%
12% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member] | Maximum [Member]
Interest rate			15.00%
12% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member] | Warrant [Member]
Description of warrants				Warrants with 25% coverage based on a predetermined valuation of the Company.
Warrant term				5 years
Description of bonus coverage

Investors with a principal investment amount equal to or greater than $250,000 received Warrants with a bonus 40% coverage (“Bonus Coverage”); however, if an Investor previously invested $250,000 or more in the Notes Offering, such Investor received Bonus Coverage if such Investor subsequently invested $100,000 or more in the Notes Offering. In addition to the terms customarily included in such instruments, the Warrants may be exercised by the Investors by providing to the Company a notice of exercise, payment and surrender of the Warrant.

12% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member] | Common Stock [Member]
Share price					$ 0.25
Number of shares issued upon debt conversion					2,343,191
Interest paid					$ 585,798
15% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member]
Principal amount		$ 30,000
Proceeds from convertible notes		$ 1,400,000
Term of notes payable		1 year
15% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member] | Minimum [Member]
Interest rate		12.00%
15% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member] | Maximum [Member]
Interest rate		15.00%
15% Secured Convertible Promissory Notes [Member] | Accredited Investors [Member] | Warrant [Member]
Description of warrants				Warrants with 15% coverage based on the predetermined valuation of the Company.
15% Secured Convertible Promissory Notes [Member] | One Investors [Member]
Principal amount				$ 50,000
Description of shares issued

(i) the payment of, in the aggregate, $50,000 in principal balance of one Note; (ii) the issuance of 240,000 shares of the Company’s common stock, representing $60,000 in outstanding Note principal balance; and (iii) the issuance of 13,456,936 shares of Preferred Stock, representing $3,364,234 in outstanding Note principal balance.

15% Secured Convertible Promissory Notes [Member] | One Investors [Member] | Preferred Stock [Member]
Number of shares issued upon debt conversion				200,000
Forbearance Agreements [Member] | Notes [Member]
Description of note interest rate & term				The debt carries interest between 12% and 15%, and was due in November 2015, May 2016 and September 2016, as extended to July 31, 2016 pursuant to certain forbearance agreements.